Components Of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Capital leases	$ 14.0
Total	224.0	210.0
Less - current maturities	1.8
Total long-term debt	222.2	210.0
6.25% Senior Notes Due 2017
Debt Instrument [Line Items]
Senior notes	$ 210.0	$ 210.0